Debt - Schedule of Short-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term bank borrowings	$ 6	$ 8
Current portion of long-term debt	550	12
Total	$ 556	$ 20